Discontinued Operations	6 Months Ended
Jun. 30, 2017
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Note 8 – Discontinued Operations

As discussed in Note 1, the Company has signed an agreement to sell its PCB business, which it has determined represents a strategic shift. Accordingly, the assets and liabilities of the PCB business have been segregated and reported as held for sale in the consolidated balance sheets as of June 30, 2017 with comparative presentation for December 31, 2016. Furthermore, the activities of the PCB business have been segregated and reported as discontinued operations in the consolidated statements of income for all periods presented.

The following table presents a reconciliation of the carrying amount of major classes of assets and liabilities of the discontinued operation to total assets and liabilities of the disposal group classified as held for sale in the consolidate balance sheets as of June 30, 2017 and December 31, 2016.

	June 30,	December 31,
	2017	2016
	U.S. Dollars (In thousands)
Assets included as part of discontinued operations
Current assets
Trade accounts receivable, net	14,789	13,934
Inventories	10,051	8,801
Due from affiliated companies	100	95
Other current assets	523	708

Total current assets	25,463	23,538

Property, plant and equipment, net	321	384

Long-term inventory	827	646
Deferred tax asset	104	104
Intangible assets, net	315	346

	1,246	1,096

Total assets included as part of discontinued operations	27,030	25,018

Liabilities included as part of discontinued operations

Current liabilities
Trade accounts payable	3,039	2,679
Other current liabilities	6,217	3,600

Total current liabilities	9,256	6,279

Long-term liabilities
Liability for employee severance benefits	167	203

Total liabilities included as part of discontinued operations	9,423	6,482

The following table presents a reconciliation of the major classes of line items constituting pretax profit of discontinued operations to after-tax profit reported in discontinued operations for the three- and six-month periods ended June 30, 2017 and 2016, and the year ended December 31, 2016:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2017	2016	2017	2016	2016
	U.S. dollars		U.S. dollars		U.S. dollars
Revenues from discontinued operations	21,299	15,069	11,663	7,445	30,295
Cost of revenues	12,726	10,003	7,593	4,708	18,800

Gross profit from discontinued operations	8,573	5,066	4,070	2,737	11,495

Research and development costs	1,856	1,586	957	805	3,266
Selling, general and administrative expenses	2,234	1,993	1,080	970	3,632
	4,090	3,579	2,037	1,775	6,898

Operating income from discontinued operations	4,483	1,487	2,033	962	4,597

Financial income (expenses), net	(144)	12	(52)	22	(147)

Income from discontinued operations	4,339	1,499	1,981	984	4,450

Income tax	(505)	(284)	(194)	(207)	(585)

Income from discontinued operations	3,834	1,215	1,787	777	3,865